Group information - Summary of Financial Statements of Subsidiaries and Structured Entities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Proceeds from sale of shares		R$ 0	R$ 7,832,590	R$ 0
Stone Instituição de Pagamento S.A. (“Stone Pagamentos”)
Disclosure of detailed information about business combination [line items]
Principal activities		Merchant acquiring
% Group's equity interest		100.00%	100.00%
MNLT S.A. (“MNLT”)
Disclosure of detailed information about business combination [line items]
Principal activities		Merchant acquiring
% Group's equity interest		100.00%	100.00%
Pagar.me Instituição de Pagamento S.A. (“Pagar.me”)
Disclosure of detailed information about business combination [line items]
Principal activities		Merchant acquiring
% Group's equity interest		100.00%	100.00%
PDCA S.A. (“PDCA”)
Disclosure of detailed information about business combination [line items]
Principal activities		Merchant acquiring
% Group's equity interest		100.00%	67.00%
Linx Pay Meios de Pagamento Ltda. (“Linx Pay”)
Disclosure of detailed information about business combination [line items]
Principal activities		Merchant acquiring
% Group's equity interest		100.00%	0.00%
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)
Disclosure of detailed information about business combination [line items]
Principal activities		Financial services
% Group's equity interest		100.00%	100.00%
TAG Tecnologia para o Sistema Financeiro S.A. (“TAG”)
Disclosure of detailed information about business combination [line items]
Principal activities		Financial assets register
% Group's equity interest		100.00%	100.00%
MAV Participações S.A.
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	100.00%
MLabs Software S.A. (“MLabs”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		51.50%	51.50%
Equals S.A. (“Equals”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	100.00%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		50.00%	50.00%
Sponte Informática S.A ("Sponte")
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		90.00%	90.00%
SimplesVet Tecnologia S.A. (“SimplesVet”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		50.00%	0.00%
VHSYS Sistema de Gestão S.A. (“VHSYS”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		50.00%	0.00%
Trampolin Pagamentos S.A. (“Trampolin”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Mundipagg Tecnologia em Pagamentos S.A. (“Mundipagg”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		0.00%	99.70%
Linked Gourmet Soluções para Restaurantes S.A. (“Linked”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		0.00%	58.10%
Linx S.A. (“Linx”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Linx Sistemas e Consultoria Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Linx Telecomunicações Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Napse S.R.L. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Synthesis IT Peru S.A.C. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Synthesis Holding LLC. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Synthesis US LLC (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Mercadapp Solucoes em Software Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Hiper Software S.A.
Disclosure of detailed information about business combination [line items]
Principal activities		Technology services
% Group's equity interest		100.00%	0.00%
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”)
Disclosure of detailed information about business combination [line items]
Principal activities		Credit bureau services
% Group's equity interest		53.05%	53.05%
Creditinfo Guyana Inc (“Creditinfo Caribbean”)
Disclosure of detailed information about business combination [line items]
Principal activities		Credit bureau services
% Group's equity interest		53.05%	53.05%
Creditadvice Barbados Ltd (“Creditinfo Caribbean”)
Disclosure of detailed information about business combination [line items]
Principal activities		Credit bureau services
% Group's equity interest		53.05%	53.05%
Buy4 Processamento de Pagamentos S.A. (“Buy4”)
Disclosure of detailed information about business combination [line items]
Principal activities		Processing card transactions
% Group's equity interest		100.00%	100.00%
Buy4 Sub LLC
Disclosure of detailed information about business combination [line items]
Principal activities		Processing card transactions
% Group's equity interest		100.00%	100.00%
Vitta Corretora de Seguros Ltda. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Brokers services
% Group's equity interest		100.00%	100.00%
Stone Seguros S.A (“Stone Seguros”)
Disclosure of detailed information about business combination [line items]
Principal activities		Insurance services
% Group's equity interest		100.00%	100.00%
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Health services
% Group's equity interest		100.00%	100.00%
Vitta Serviços em Saúde Ltda. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Health services
% Group's equity interest		100.00%	100.00%
Vitta Saúde Administradora em Benefícios Ltda. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Health services
% Group's equity interest		100.00%	100.00%
StoneCo Pagamentos UK Ltd.
Disclosure of detailed information about business combination [line items]
Principal activities		Service provider
% Group's equity interest		100.00%	0.00%
Stone Logistica Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Logistic services
% Group's equity interest		100.00%	100.00%
Collact Servicos Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Customer relationship management
% Group's equity interest		100.00%	0.00%
Stone Franchising Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Franchising management
% Group's equity interest		100.00%	99.99%
Cappta S.A. (“Cappta”)
Disclosure of detailed information about business combination [line items]
Principal activities		Electronic fund transfer
% Group's equity interest		58.48%	56.73%
Ametista Servicos Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Electronic fund transfer
% Group's equity interest		100.00%	0.00%
Esmeralda Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Electronic fund transfer
% Group's equity interest		100.00%	0.00%
Diamante Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Electronic fund transfer
% Group's equity interest		100.00%	0.00%
Safira Serviços Digitais Ltda.
Disclosure of detailed information about business combination [line items]
Principal activities		Electronic fund transfer
% Group's equity interest		100.00%	0.00%
TAPSO FIDC (“FIDC TAPSO”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	100.00%
TAPSO FIDC II (“FIDC TAPSO II”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	0.00%
FIDC Bancos Emissores de Cartão de Crédito - Stone II (“FIDC AR II”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	100.00%
FIDC Bancos Emissores de Cartão de Crédito - Stone III (“FIDC AR III”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	100.00%
SOMA FIDC (“FIDC SOMA”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	100.00%
SOMA III FIDC (“FIDC SOMA III”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	100.00%
STONECO EXCLUSIVO FIC FIM (“FIC FIM STONECO”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	100.00%
Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”)
Disclosure of detailed information about business combination [line items]
Principal activities		Investment fund
% Group's equity interest		100.00%	0.00%
MPB Capital LLC
Disclosure of detailed information about business combination [line items]
Principal activities		Investment company
% Group's equity interest		100.00%	100.00%
DLP Capital LLC
Disclosure of detailed information about business combination [line items]
Principal activities		Holding company
% Group's equity interest		100.00%	100.00%
DLP Par Participações S.A. (“DLP Par”)
Disclosure of detailed information about business combination [line items]
Principal activities		Holding company
% Group's equity interest		100.00%	100.00%
STNE Participações S.A.
Disclosure of detailed information about business combination [line items]
Principal activities		Holding company
% Group's equity interest		100.00%	100.00%
STNE Participações em Tecnologia S.A.
Disclosure of detailed information about business combination [line items]
Principal activities		Holding company
% Group's equity interest		100.00%	100.00%
VittaPar LLC. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Principal activities		Holding company
% Group's equity interest		100.00%	100.00%
StoneCo CI Ltd
Disclosure of detailed information about business combination [line items]
Principal activities		Holding company
% Group's equity interest		53.05%	53.05%
Linked Gourmet
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	4,205,115
Percentage of voting rights held by non-controlling interests	58.10%
Proceeds from sale of shares	R$ 1
Losses on disposals of investments	R$ 12,746